Critical and Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Critical and Significant Accounting Policies
Critical and Significant Accounting Policies

3.  Critical and Significant Accounting Policies

Use of Estimates

The preparation of our consolidated financial statements in conformity with U.S. GAAP requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods.  Significant estimates in these consolidated financial statements include allowances for inventory obsolescence, the calculation of mineral reserves, equity-based compensation expense, workers’ compensation claims, reserves for contingencies and litigation, useful lives of long-lived assets, postretirement employee benefit obligations, assumptions about the amount and timing of future cash flows and related discount rates used in determining asset retirement obligations (“AROs”) and in testing long-lived assets and goodwill for impairment, the recognition and measurement of income tax benefits and related deferred tax asset valuation allowances, assumptions about the timing of future cash flows used in determining the tax agreement liability, and the fair value of financial instruments.  Actual results could differ materially from those estimates.

Critical Accounting Policies

We consider certain accounting policies to be critical, as their application requires management’s judgment about the effects of matters that are inherently uncertain. Following is a discussion of the accounting policies we consider critical to our consolidated financial statements.

Revenue Recognition

We recognize revenue from a sale when persuasive evidence of an arrangement exists, the price is determinable, the product has been delivered, title has transferred to the customer and collection of the sales price is reasonably assured.

Coal sales revenue include sales to customers of coal produced at our facilities and coal purchased from other companies.  Coal sales are made to our customers under the terms of coal supply agreements, most of which have a term greater than one year.  Under the typical terms of these coal supply agreements, title and risk of loss transfer to the customer at the time the coal is shipped, which is the point at which revenue is recognized.  Certain contracts provide for title and risk of loss transfer at the point of destination, in which case revenue is recognized when it arrives at its destination.

Coal sales contracts typically contain coal quality specifications.  With coal quality specifications in place, the raw coal sold by us to the customer at the delivery point must be substantially free of magnetic material and other foreign material impurities, and crushed to a maximum size as set forth in the respective coal sales contract.  Prior to billing the customer, price adjustments are made based on quality standards that are specified in the coal sales contract, such as British thermal unit factor, moisture, ash, and sodium content and can result in either increases or decreases in the value of the coal shipped.

Transportation costs are included in cost of product sold, and amounts we bill to our customers for transportation are included in revenue.

Asset Retirement Obligations and Remediation Costs

We recognize liabilities for AROs at fair value where we have legal obligations associated with the retirement of long-lived assets.  We recognize AROs at the time the obligations are incurred.  Our AROs generally are incurred when a mine site is disturbed by mining activities and as the extent of disturbance increases.  AROs reflect costs associated with legally required mine reclamation and closure activities, including earthwork, vegetation, and demolition and are estimated based upon detailed engineering calculations of the amount and timing of the future cash spending for a third party to perform the required work.  Spending estimates are adjusted for estimated inflation and discounted at credit-adjusted, risk-free rates to arrive at a present value of estimated future reclamation costs.  The ARO amount is capitalized as part of the related mining property upon initial recognition and is included in depreciation and depletion expense using the units-of-production method based on proven and probable reserves.  As changes in estimates occur (such as changes in estimated costs or timing of reclamation activities resulting from mine plan revisions or new LBAs), the ARO liability and related asset are adjusted to reflect the updated estimates.  Increases in ARO liabilities resulting from the passage of time are recognized as accretion expense.  Other costs related to environmental remediation are charged to expense as incurred.  If a reduction of the ARO exceeds the carrying amount of the related asset retirement cost, the adjustment is recorded as a reduction of depletion expense.

Tax Agreement Liability

The actual amounts payable under the Tax Receivable Agreement are determined and paid annually, after CPE Inc. has filed its income tax returns for the prior year.  The annual payments are determined based on the difference between (i) CPE Inc.’s actual income tax liability for the prior year, which reflects the effects of the increase in tax basis that resulted from its acquisition of interests in CPE Resources, and (ii) a hypothetical calculation of CPE Inc.’s tax liability that assumes no such increase in tax basis.  The required annual payments are equal to 85% of the tax savings actually realized as a result of the tax basis increase.  Our estimate of the tax agreement liability is based on forecasts of our future income tax payments, with and without the tax basis increase, over the anticipated life of our mining operations and reclamation activities, assuming no additional coal reserves are acquired.  The assumptions used in our forecasts are consistent with assumptions used in determining the valuation allowance for our deferred tax assets and in other contemporaneous accounting measurements, such as our annual test of goodwill impairment.  We revise our estimated tax agreement liability annually in conjunction with our annual life-of-mine planning process, which typically takes place in the third quarter, or more frequently when there are significant changes in circumstances, such as the acquisition of additional coal reserves.  Future changes in our estimated tax agreement liability will be recognized in other expense in our consolidated statement of operations.  See Note 10 for more information about the Tax Agreement Liability.

Significant Accounting Policies

Cash and Cash Equivalents

We consider all highly-liquid investments with an original maturity of three months or less to be cash equivalents.  Money market funds that meet all qualifying criteria for a money market fund under the Investment Company Act of 1940 are considered to be cash equivalents.

Investments in Marketable Securities

Investments in marketable securities consist of highly-liquid, investment grade or better, instruments.  Investments in marketable securities are recognized on the balance sheet at fair value.  Changes in the fair value are recorded in “Other income (expense)” on the consolidated statements of operations each period using mark-to-market accounting.

Allowance for Doubtful Accounts Receivable

We determine an allowance for doubtful accounts based on the aging of accounts receivable, historical experience, and management judgment.  We write off accounts receivable against the allowance when we determine a balance is uncollectible and we no longer continue to actively pursue collection of the receivable.  Based on our assessment of the above criteria, there was no allowance for doubtful accounts at December 31, 2013 and 2012.

Inventories, Net

Materials and Supplies

We state materials and supplies at average cost.  We establish allowances for excess or obsolete materials and supplies inventory based on prior experience and estimates of future usage.

Coal Inventory

We state our coal inventory, which consists of coal stockpiles that may be sold in their current condition or may be further processed prior to shipment to a customer, at the lower of cost or net realizable value.  Net realizable value represents the estimated future sales price based on spot coal prices and prices under long-term contracts, less the estimated costs to complete production and bring the product to sale.  The cost of coal inventory reflects mining costs incurred up to the point of stockpiling the coal and includes labor, supplies, equipment, applicable operating overhead, and depreciation, depletion, and amortization related to mining operations.

Property, Plant and Equipment

Plant and Equipment

We state plant and equipment at cost, less accumulated depreciation.  Plant and equipment used in mining operations that are expected to remain in service for the life of the related mine are depreciated using the units-of-production method based on proven and probable reserves.  Depreciation of other plant and equipment is computed using the straight-line method over the following estimated useful lives:

Buildings and improvements	5 to 25 years
Machinery and equipment	3 to 20 years
Furniture and fixtures	3 years

Mineral Rights

Mineral rights include both proven and probable reserves and non-reserve coal deposits.  We state our mineral rights at cost, less accumulated depletion.  We compute depletion of mineral rights using the units-of-production method based on proven and probable reserves.  Non-reserve coal deposits are not depleted until they qualify as proven and probable reserves and the mining begins.  Mineral rights are included in property, plant and equipment, net.

Upon the award date of federal coal leases, pursuant to which payments are required to be paid in equal annual installments, we recognize an asset for the related mineral rights in property, plant and equipment and a corresponding liability for our future payment obligations in current and non-current liabilities.  The amount recognized as an asset is the sum of the initial installment due at the effective date of the lease and the amount recognized in current and non-current liabilities, which reflects the present value of the remaining installments.  We determine the present value of the remaining installments using an estimate of the credit-adjusted, risk-free rates that reflects our credit rating.  Interest is recognized over the term of the lease based on the imputed interest rate that was used to determine the initial current and non-current liabilities amount on the effective date.  Such interest may be capitalized while activities are in progress to prepare the acquired coal reserves for mining.

Imputed interest on federal coal leases for the years ended December 31 was as follows (in thousands):

	2013	2012	2011
Imputed interest	$13,212	$20,406	$19,619

Land and Surface Rights

We purchase surface lands in order to gain access to our mineral rights.  Land is typically acquired for amounts greater than its fair value as a result of the value of the coal beneath it.  The value of the land is determined based on published agricultural values and is not depleted.  The value of the surface rights is the amount paid in excess of the published agricultural value and is depleted over the useful life of the respective land parcel.  Both land and surface rights are included in land and land improvements in property, plant and equipment, net.

Capitalization of Interest

We capitalize interest costs on accumulated expenditures incurred in preparing capital projects for their intended use.

Mine Development Costs

We capitalize costs of developing new mines where proven and probable reserves exist.  We amortize mine development costs using the units-of-production method based on proven and probable reserves that are associated with the property being developed.  Costs may include construction permits and licenses; mine design; construction of access roads, slopes and main entries; and removing overburden and waste materials to access the coal ore body in a new pit prior to the production phase, which commences when saleable coal, beyond a de minimis amount, is produced.  Where multiple pits exist at a mining operation, overburden removal costs are capitalized if such costs are for the development of a new area that is separate and distinct from the existing production phase mines.  Overburden removal costs that relate to the enlargement of an existing pit are expensed as incurred.  Overburden removal costs incurred during the production phase are included as a cost of inventory to be recognized in cost of product sold in the same period as the revenue from the sale of inventory.  Additionally, mine development costs include the costs associated with AROs.  Mine development costs are included in land, improvements, and mineral rights in property, plant and equipment, net.

Repairs and Maintenance

We capitalize costs associated with major renewals and improvements.  Expenditures to replace or completely rebuild major components of major equipment, which are required at predictable intervals to maintain asset life or performance, are capitalized.  These major components are capitalized separately from the major equipment and depreciated according to their own estimated useful life, rather than the estimated useful life of the major equipment.  All other costs of repairs and maintenance are charged to expense as incurred.

Exploration Costs

We expense all direct costs incurred in identifying new resources and in converting resources to reserves at development and production stage projects.  Exploration costs are included in cost of product sold and consisted of the following for the years ended December 31 (in thousands):

	2013	2012	2011
Exploration Costs	$2,409	$1,671	$484

Impairment

We evaluate the recoverability of our long-lived assets when events or changes in circumstances indicate that the carrying amount of property, plant and equipment may not be recovered over its remaining service life.  An asset impairment charge is recognized when the sum of estimated future cash flows associated with the operation and disposal of the asset, on an undiscounted basis, is less than the carrying amount of the asset.  An impairment charge is measured as the amount by which the carrying amount of the asset exceeds its fair value.  Fair value is measured using discounted cash flows based on estimates of coal reserves, coal prices, operating expenses, and capital costs or by reference to observable comparable transaction or replacement cost data.

Goodwill

We assess the carrying amount of goodwill for impairment annually during the fourth quarter, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.  We assess goodwill for possible impairment using a two-step method in which we compare the carrying amount of each reporting unit to its fair value.  If the carrying amount of a reporting unit exceeds its fair value, we perform an analysis to determine the fair values of the assets and liabilities of the reporting unit to determine whether the implied goodwill of that reporting unit has been impaired.  We determine the fair value of our reporting units utilizing estimated future discounted cash flows based on estimates of proven and probable reserves, coal prices, and operating and equipment costs, consistent with assumptions that we believe marketplace participants would use in their estimates of fair value.  No impairments have been recognized for the years ended December 31, 2013, 2012, and 2011.  There have been no changes in the carrying amount of our goodwill, and there are no accumulated impairment losses.  The entire carrying amount of goodwill is included in our Owned and Operated Mines segment.

Derivative Financial Instruments

We are exposed to various types of risk in the normal course of business, including fluctuations in the price at which we are able to sell our coal in the future and the price we are able to purchase diesel fuel used in our operations.  We seek to mitigate some of the volatility of these fluctuations by using derivative financial instruments.  We recognize all derivative financial instruments as assets or liabilities at their respective fair value in the consolidated balance sheets.  All derivative financial instruments are included in current assets or liabilities as we have the ability to settle the positions at any time.  Gains or losses from changes in the fair value of derivative financial instruments are recognized immediately in the consolidated statements of operations in operating income.  Assets and liabilities with the same counterparty, where right of offset is allowed, are recorded on a net basis on the balance sheets.

Our derivative financial instruments do not qualify for hedge accounting; therefore, changes in the fair value of the derivative financial instruments are recorded in “Derivative financial instruments” on the consolidated statements of operations each period using mark-to-market accounting.

Offsetting Assets and Liabilities

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, as clarified by ASU 2013-01, requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (“IFRS”). The new standards are effective for annual periods beginning January 1, 2013 and interim periods within those annual periods. Retrospective application is required.  As this accounting standard only requires enhanced disclosure, which is included in Note 6, the adoption of this standard did not impact our financial position or results of operations.

Fair Value of Financial Instruments

Our financial instruments included cash equivalents, accounts receivable, amounts due from related parties, accounts payable, and certain current liabilities.  Due to the short-term nature of these instruments, we believe that their carrying amounts approximated fair value.

As of December 31, 2013 and 2012, we held certain cash equivalents, investments in marketable securities, and derivative financial instruments that we reported on our balance sheet at fair value.  We categorize assets and liabilities measured at fair value based on the observability of the inputs utilized in the valuation.  See Notes 6 and 5.

Pensions and Other Postretirement Benefits

Our employees participate in defined contribution retirement plans, which require us to make contributions based on a percentage of compensation or to match employee contributions, subject to limitations.  We recognize compensation expense for our required contributions as incurred.

Our postretirement medical plan provides retiree medical benefits for our employees.  We account for postretirement benefits other than pensions by accruing the costs of benefits to be provided over the employees’ period of active service.  These costs are determined on an actuarial basis.

Decker employees participate in a defined benefit retirement plan sponsored by Decker, which is accounted for in accordance with U.S. GAAP requirements for defined benefit pension plans.

Income Taxes

We account for income taxes using a balance sheet approach in accordance with U.S. GAAP.  Deferred income taxes are provided for temporary differences arising from differences between the financial statement and tax basis of assets and liabilities existing at each balance sheet date using enacted tax rates expected to be in effect when the related taxes are expected to be paid or recovered.  A valuation allowance is established if it is more likely than not that a deferred tax asset will not be realized.  In determining the appropriate valuation allowance, we consider projected realization of tax benefits based on expected levels of future taxable income, available tax planning strategies, and our overall deferred tax position.  We recognize the benefit of uncertain tax positions at the greatest amount that is determined to be more likely than not of being realized.  Interest and penalties related to income tax matters are included in income tax expense in the consolidated statements of operations.

During the year ended December 31, 2013, the Department of the Treasury finalized guidance regarding the deduction and capitalization of expenditures related to tangible property.  The regulations became effective on January 1, 2014 with optional early adoption.  We are currently evaluating the provisions of the final regulations and assessing the impact, if any, they may have on our financial position and results of operations.

Non-Income Based Taxes and Royalties

We are subject to certain production, severance, and extraction taxes and royalties that are charged based on a percentage of coal production or coal sales.  The taxes and royalties are paid to federal, state and local governments or to private parties based on legally established methodologies, rates, and timeframes.

Other Comprehensive Income

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.  This guidance requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This guidance is effective prospectively for annual and interim periods beginning January 1, 2013. As this accounting standard only requires enhanced disclosure, which is included in Note 19, the adoption of this standard did not impact our financial position or results of operations.

Equity-Based Compensation

We measure the cost of equity-based employee compensation based on the fair value of the award and recognize that cost over the period during which the recipient is required to provide services in exchange for the award, typically the vesting period.  For equity awards, compensation cost is measured based on grant-date fair value of the award.  The fair value of certain equity-based payment awards is estimated using a Black-Scholes option valuation model.  Our policy is to issue new shares upon the exercise of stock options or conversion of stock units.

Earnings per Share

We compute basic earnings per share by dividing net income by the weighted-average number of common stock outstanding during the period.  Diluted earnings per share is computed using the weighted-average number of shares of common and potential dilutive common stock outstanding during the period.  We apply the treasury stock method to determine potential dilutive common shares related to our stock options and non-vested stock awards.

Accrued Liabilities

Contingent Liabilities

We account for contingent liabilities related to litigation, claims, and assessments based on the specific facts and circumstances and our experience with similar matters.  We record our best estimate of a loss when the loss is considered probable and the amount of loss is reasonably estimable.  When a loss is probable and there is a range of the estimated loss with no best estimate in the range, we record our estimate of the minimum liability.  As additional information becomes available, we revise our estimates as appropriate.

Workers’ Compensation

For our employees in Wyoming, workers’ compensation insurance is provided through a state funded program.  We contribute to this program by applying the rate assessed by the state to gross payroll for the applicable employees, which is adjusted prospectively based on our workers’ compensation historical incident rating.  In exchange for a reduced rate, we assume liability for the first $100,000 of each claim.

For our employees in Colorado and Montana, workers’ compensation insurance is provided under a large-deductible workers’ compensation program, which provides full coverage for any workers’ compensation losses in excess of $250,000 per incident.  Our liability related to the large deductible is recorded on the balance sheet using a fully developed actuarial estimate.  During 2012, we were approved by the Department of Labor as a self-insured employer for federal black lung liabilities.  We fund these liabilities through two black lung trusts, but would be required to pay any claims in excess of the amounts in the trusts.